QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of quarterly financial data (unaudited)

(in thousands, except per share data)

	Interest	Net Interest	Net	Earnings Per Share
	Income	Income	Income	Basic	Fully Diluted

2014
First quarter	$7,283	$6,349	$1,772	$0.66	$0.66
Second quarter	7,405	6,479	1,904	0.70	0.70
Third quarter	7,483	6,538	1,720	0.63	0.63
Fourth quarter	7,560	6,609	1,675	0.61	0.61

2013
First quarter	$6,956	$6,134	$1,709	$0.63	$0.63
Second quarter	6,837	6,021	1,785	0.66	0.66
Third quarter	7,105	6,245	1,367	0.51	0.51
Fourth quarter	7,270	6,312	961	0.35	0.35